RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (Details Narrative) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Note receivable	$ 1,500,000	$ 1,500,000
Less: Allowance for doubtful account	$ (1,500,000)	$ (1,500,000)